Vessels, Port Terminals and Other Fixed Assets, net (Tables)	12 Months Ended
Dec. 31, 2014
VESSELS, PORT TERMINALS AND OTHER FIXED ASSETS [Abstract]
Vessels, port terminal and other fixed assets, net

		Accumulated Depreciation	Net Book Value
Dry Port Terminal	Cost
Balance December 31, 2011	$47,926	$(6,213)	$41,713
Additions	3,422	(1,529)	1,893
Balance December 31, 2012	$51,348	$(7,742)	$43,606
Additions	23,947	(1,597)	22,350
Write-off	(22)	22	-
Balance December 31, 2013	$75,273	$(9,317)	$65,956
Additions	3,112	(2,129)	983
Balance December 31, 2014	$78,385	$(11,446)	$66,939

		Accumulated	Net Book
Oil Storage Plant and Port Facilities for Liquid Cargoes	Cost	Depreciation	Value
Balance December 31, 2011	$26,410	$(5,253)	$21,157
Additions	731	(1,256)	(525)
Balance December 31, 2012	$27,141	$(6,509)	$20,632
Additions	616	(1,256)	(640)
Balance December 31, 2013	$27,757	$(7,765)	$19,992
Additions	257	(1,256)	(999)
Balance December 31, 2014	$28,014	$(9,021)	$18,993

		Accumulated	Net Book
Tanker Vessels, Barges and Pushboats	Cost	Depreciation	Value
Balance December 31, 2011	$340,990	$(58,017)	$282,973
Additions	19,226	(19,383)	(157)
Restructure of capital leases	(4,590)	-	(4,590)
Balance December 31, 2012	$355,626	$(77,400)	$278,226
Additions	9,972	(16,384)	(6,412)
Transfers	3,030	-	3,030
Balance December 31, 2013	$368,628	$(93,784)	$274,844
Additions	96,387	(17,355)	79,032
Write-off	(47)	-	(47)
Balance December 31, 2014	$464,968	$(111,139)	$353,829

		Accumulated	Net Book
Other Fixed Assets	Cost	Depreciation	Value
Balance December 31, 2011	$4,940	$(695)	$4,245
Additions	1,166	(334)	832
Disposals	(37)	-	(37)
Balance December 31, 2012	$6,069	$(1,029)	$5,040
Additions	1,997	(318)	1,679
Transfers	(3,030)	-	(3,030)
Balance December 31, 2013	$5,036	$(1,347)	$3,689
Additions	699	(524)	175
Balance December 31, 2014	$5,735	$(1,871)	$3,864

		Accumulated	Net Book
Total	Cost	Depreciation	Value
Balance December 31, 2011	$420,266	$(70,178)	$350,088
Additions	24,545	(22,502)	2,043
Restructure of capital leases	(4,590)	-	(4,590)
Disposals	(37)	-	(37)
Balance December 31, 2012	$440,184	$(92,680)	$347,504
Additions	36,532	(19,555)	16,977
Disposals	(22)	22	-
Balance December 31, 2013	$476,694	$(112,213)	$364,481
Additions	100,455	(21,264)	79,191
Write-off	(47)	-	(47)
Balance December 31, 2014	$577,102	$(133,477)	$443,625

Schedule of leased property under capital leases
Vessels	December 31, 2014
San San H and Ferni H	$32,883
Less: Accumulated amortization	(2,928)
Net book value	$29,955

Schedule of future minimum lease payments under capital leases
		December 31,
	Payment Due by Period	2014
	2015	2,190
	2016	$21,263
	Total future minimum lease payments (1)	23,453
	Less: amount representing interest (2)	(1,093)
	Present value of future minimum lease payments (3)	$22,360

(1	)There are no minimum sublease rentals to be reduced by minimum payments.
(2	)Amount necessary to reduce net minimum lease payments to present value calculated at the Company's incremental borrowing rate at the inception of the lease.
(3	)Reflected in the balance sheet as obligations under capital leases.